Institutional Class | Thrivent Large Cap Growth Fund
Thrivent Large Cap Growth Fund THLCX
Investment Objective
Thrivent Large Cap Growth Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class Thrivent Large Cap Growth Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class Thrivent Large Cap Growth Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Large Cap Growth Fund	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund's portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Fund's portfolio is exposed, will affect the market prices of the company's securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+16.76%
Worst Quarter:	Q4 '08	-24.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2011)
Average Annual Total Returns - Institutional Class	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Fund	(5.88%)	(0.68%)	1.11%
Thrivent Large Cap Growth Fund (after taxes on distributions)	(5.88%)	(1.07%)	0.88%
Thrivent Large Cap Growth Fund (after taxes on distributions and redemptions)	(3.82%)	(0.71%)	0.88%
Thrivent Large Cap Growth Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%